Intangible Assets Including Goodwill - Intangible Assets Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Intangible assets, increase (decrease)	$ 12,147
Impairment of intangible assets	0	$ 0
Intangible asset amortization expense	1,850	1,353
Retirement of fully amortized intangible assets	946	$ 1,469
Divested businesses
Intangible assets
Intangible assets, increase (decrease)	(335)
Accumulated amortization, increase (decrease)	(260)
Red Hat, Inc.
Intangible assets
Intangible assets acquired	13,472
Red Hat, Inc. | Cloud & Cognitive Software
Intangible assets
Intangible assets acquired	10,729
Red Hat, Inc. | Global Technology Services
Intangible assets
Intangible assets acquired	1,819
Red Hat, Inc. | Global Business Services
Intangible assets
Intangible assets acquired	617
Red Hat, Inc. | Systems
Intangible assets
Intangible assets acquired	$ 306